BASIS OF PRESENTATION (Tables)	3 Months Ended
Mar. 31, 2015
BASIS OF PRESENTATION
Schedule of components of other income

	Three Months Ended
(In thousands)	March 31, 2015	March 31, 2014
Gain on redemption of 8.75% Senior Fixed Rate Notes due 2019	$—	$(4,383)
Other expense	—	154

Other income	$—	$(4,229)